Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)			3 Months Ended		12 Months Ended
		Oct. 30, 2018	Mar. 31, 2020		Dec. 31, 2019		Apr. 05, 2019	Dec. 31, 2018
Original Borrowing			$ 1,012,000		$ 1,012,000
Debt discount			$ (137,000)		$ (274,000)
Note 1 [Member]
Note Date			Dec. 01, 2015	[1]	Dec. 01, 2015	[2]
Maturity Date			Feb. 08, 2021	[1]	Feb. 08, 2021	[2]
Interest Rate			12.00%	[1]	12.00%	[2]
Original Borrowing			$ 1,249,000	[1]	$ 1,249,000	[2]
Note 2 [Member]
Note Date			Dec. 01, 2015	[3]	Dec. 01, 2015	[4]
Maturity Date		Apr. 29, 2019	Apr. 01, 2017	[3]	Apr. 01, 2021	[4]
Interest Rate		5.00%	12.00%	[3]	12.00%	[4]
Original Borrowing			$ 112,000	[3]	$ 112,000	[4]
Total convertible notes payable								$ 400,000
Debt discount							$ (48,000)	(199,000)
Note 3 [Member]
Note Date			Apr. 04, 2016	[5]	Apr. 04, 2016	[6]
Maturity Date			Jun. 04, 2021	[5]	Jun. 04, 2021	[6]
Interest Rate			12.00%	[5]	12.00%	[6]
Original Borrowing			$ 343,000	[5]	$ 343,000	[6]
Total convertible notes payable
Convertible Notes Payable [Member]
Total convertible notes payable								1,900,000
Debt discount								(1,082,000)
Total convertible notes payable , net of debt discount								818,000
Convertible Notes Payable [Member] | Note 1 [Member]
Note Date	[7]				Oct. 19, 2018
Maturity Date	[7]				Apr. 19, 2019
Interest Rate	[7]				10.00%
Original Borrowing	[7]				$ 1,500,000
Total convertible notes payable	[7]							1,500,000
Convertible Notes Payable [Member] | Note 2 [Member]
Note Date	[8]				Oct. 30, 2018
Maturity Date	[8]				Apr. 29, 2019
Interest Rate	[8]				5.00%
Original Borrowing	[8]				$ 400,000
Total convertible notes payable	[8]							400,000
Convertible Notes Payable [Member] | Note 3 [Member]
Note Date	[9]				Feb. 01, 2019
Maturity Date	[9]				Aug. 02, 2019
Interest Rate	[9]				10.00%
Original Borrowing	[9]				$ 500,000
Total convertible notes payable	[9]

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $825,000, respectively.
[2]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest at a rate of 12% per annum, secured by the Company's assets, and will mature on February 8, 2021, as amended. As of December 31, 2019 and 2018, the outstanding balance of the note amounted to $825,000, respectively.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of March 31, 2020, and December 31, 2019, the outstanding principal balance of the note was equal to $112,000, respectively. As of March 31, 2020, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000, representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2019 and 2018, the outstanding principal balance of the note amounted to $112,000, respectively. As of December 31, 2019, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[5]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of March 31, 2020, and December 31, 2019, the outstanding balance of the note amounted to $240,000, respectively.
[6]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest at a rate of 12% per annum, is secured by the Company's assets, and will mature on June 4, 2021, as amended. As of December 31, 2019, and December 31, 2018, the outstanding balance of the note amounted to $240,000, respectively.
[7]	On October 19, 2018, the Company issued an unsecured convertible note to Bellridge Capital, LP ("Bellridge"), an unaffiliated third-party, in the aggregate principal amount of $1,500,000 in exchange for net proceeds of $1,242,000, representing an original issue discount of $150,000, and paid legal and financing expenses of $109,000. In addition, the Company issued 96,667 shares of its Common Stock with a fair value of $595,000. The note was unsecured and did not bear interest; however, the implied interest was determined to be 10% since the note was issued at 10% less than its face value. The note matured in April 2019. The note was also convertible into shares of the Company's Common Stock only on or after the occurrence of an uncured "Event of Default." Primarily, the Company would be in default if it did not repay the principal amount of the note, as required. The other events of default are standard for the type of transaction represented by the related securities purchase agreement and the note. In the event of a default, the conversion price in effect on any date on which some or all of the principal of the note is to be converted would be a price equal to 70% of the lowest VWAP during the ten trading days immediately preceding the date on which Bellridge provided its notice of conversion. Upon an Event of Default, the Company would owe Bellridge an amount equivalent to 110% of the then-outstanding principal amount of the note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. The Company agreed that, on or after the occurrence of an Event of Default, it would reserve and keep available that number of shares of its Common Stock that equaled 200% of the number of such shares that potentially would be issuable pursuant to the terms of the securities purchase agreement and the note (assuming conversion in full of the note and on any date of determination). The Company determined that, because the conversion price is unknown, the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $1,273,000 at the date of issuance.As a result of the issuance of the note, the Company incurred aggregate costs of $2,126,000 related to the note's original issue discount, legal and financing expenses, the fair value of the Common Stock issued and the recognition of the derivative liability. The Company recorded these costs as a note discount up to the face value of the note of $1,500,000 and the remaining $626,000 as financing costs in October 2018. The note discount was being amortized over the six-month term of the note.In April 2019, the Company paid the balance of $1,500,000. Prior to the payoff the Company recognized a change in fair market value in the derivative liability totaling $670,000. As part of the payoff, the Company amortized the remaining debt discount of $144,000 and recognized a gain on extinguishment of the derivative liability totaling $1,396,000.As of September 30, 2019, the outstanding balance of the note was $0 and unamortized debt discount was $0.
[8]	On October 30, 2018, the Company issued two unsecured convertible notes to one current investor and one otherwise unaffiliated third-party in the aggregate principal amount of $400,000. The notes bore interest at a rate of 5% per annum and matured on April 29, 2019. Upon the Company's consummation of its underwritten public offering of the Company's units, all, and not less than all, of (i) the outstanding principal amount and (ii) the accrued interest thereunder were to be converted into shares of the Company's Common Stock. The per-share conversion price equaled seventy-five percent (75%) of the effective offering price of the Common Stock in the Company's recent underwritten public offering. The Company determined that, because the conversion price was unknown, that the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the notes created a derivative with a fair value of $302,000 at the date of issuance and was accounted as a debt discount and was being amortized over the term of the notes payable.On April 5, 2019, the Company converted the outstanding principal amount and accrued interest of $410,000 into 182,333 shares of Common Stock. Prior to the conversion, the Company recognized a change in fair market value in the derivative liability totaling $21,000. In addition, the Company amortized the remaining debt discount of $48,000 and recognized a gain on extinguishment of the derivative liability totaling $187,000.As of September 30, 2019, the outstanding balance of the note was $0 and unamortized debt discount was $0.
[9]	On February 1, 2019, the Company issued an unsecured convertible note to Bellridge, an unaffiliated third-party, in the aggregate principal amount of $500,000 in exchange for net proceeds of $432,000, representing an original issue discount of $25,000, and paid legal and financing expenses of $43,000. In addition, the Company issued 16,667 shares of its Common Stock with a fair value of $128,000. The note was unsecured and did not bear interest; however, the implied interest was determined to be 10% since the note was issued at 10% less than its face value. The note matured in August 2019. The note was also convertible into shares of the Company's Common Stock only on or after the occurrence of an uncured "Event of Default." Primarily, the Company would have been in default if it did not repay the principal amount of the note, as required. The other events of default were standard for the type of transaction represented by the related securities purchase agreement and the note. The conversion price in effect on any date on which some or all of the principal of the note would have been converted would be a price equal to 70% of the lowest VWAP during the ten trading days immediately preceding the date on which Bellridge provides its notice of conversion. Upon an Event of Default, the Company would have owed Bellridge an amount equivalent to 110% of the then-outstanding principal amount of the note in addition to of all other amounts, costs, expenses, and liquidated damages that would have been due in respect thereof. The Company agreed that, on or after the occurrence of an Event of Default, it would reserve and keep available that number of shares of its Common Stock that is at least equal to 200% of the number of such shares that potentially would be issuable pursuant to the terms of the securities purchase agreement and the note (assuming conversion in full of the note and on any date of determination). The Company determined that, because the conversion price was unknown, the Company could not determine if it had enough authorized shares to fulfill the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $388,000 at the date of issuance.As a result of the issuance of the note, the Company incurred aggregate costs of $584,000 related to the note's original issue discount, legal and financing expenses, the fair value of the Common Stock issued and the recognition of the derivative liability. The Company recorded these costs as a note discount up to the face value of the note of $500,000 and the remaining $84,000 as financing costs. The note discount was being amortized over the six-month term of the note.On April 2, 2019, the Company increased the outstanding principal amount of the note by $25,000 to an aggregate of $525,000 and issued 8,606 shares of Common Stock with a fair value of $55,000. The Company accounted for the increase in principal and the fair value of the shares of Common Stock in the aggregate of $80,000 as part its financing costs.In April 2019, the Company paid off the outstanding principal balance of $525,000. Prior to the payoff, the Company recognized a change in fair market value in the derivative liability totaling $260,000. In addition, the Company amortized the remaining debt discount of $366,000 and recognized a gain on extinguishment of the derivative liability totaling $644,000.As of September 30, 2019, the outstanding balance of the note was $0 and unamortized debt discount was $0.